Contractual liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Contractual liabilities
Schedule of changes in the contractual liabilities

	2019	2018
Balance at the beginning of the year	199,637	221,885
Revenue recognition upon ore delivery	(25,660)	(29,543)
Accretion for year	6,545	7,295
Balance at the end of year	180,522	199,637
Current	26,351	31,992
Non-current	154,171	167,645